Dividend Restrictions and Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Statutory measurements
The statutory net (loss) income of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia for the years ended December 31, 2017, 2016 and 2015 was as follows (in millions of U.S. dollars):

	2017	2016	2015
PartnerRe Bermuda	$(69)	$531	$444
PartnerRe Europe	149	61	79
PartnerRe U.S.	24	72	219
PartnerRe Asia	15	43	4
The required and actual statutory capital and surplus of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia at December 31, 2017 and 2016 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda		PartnerRe Europe		PartnerRe U.S.		PartnerRe Asia
	2017	2016	2017	2016	2017	2016	2017	2016
Required statutory capital and surplus	$1,811	$1,578	$1,636	$1,431	$662	$672	$57	$49
Actual statutory capital and surplus	$3,781	$4,159	$2,234	$1,655	$1,336	$1,464	$251	$238